Document and Entity Information Document	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 18, 2013	Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name		Atlas Financial Holdings, Inc.
Entity Central Index Key			0001539894
Current Fiscal Year End Date			--12-31
Entity Filer Category			Smaller Reporting Company
Document Type		S-1
Document Period End Date		Sep. 18, 2013
Document Fiscal Year Focus		2013
Document Fiscal Period Focus	Q3
Amendment Flag		false